Performance Management - StockSnips AI-Powered Sentiment US All Cap ETF	May 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]
This bar chart shows the performance of the Fund for the calendar year ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance as well as a secondary benchmark provided as a measure of the Fund’s investment strategy and universe. Past performance does not necessarily indicate how the Fund will perform in the future. Performance information is also available on the Fund’s website at https://stocksnipsetfs.ai/ or by calling the Fund at (215) 330-4476.

Performance Past Does Not Indicate Future [Text]	Past performance does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This bar chart shows the performance of the Fund for the calendar year ended December 31. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance as well as a secondary benchmark provided as a measure of the Fund’s investment strategy and universe.
Bar Chart Closing [Text Block]
The Fund’s year-to-date return as of March 31, 2026 was 2.11%.
During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 4.97% (quarter ended June 30, 2025) and the Fund’s lowest return for a calendar quarter was -5.03% (quarter ended December 31, 2025).
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	2.11%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	4.97%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(5.03%)
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	Average Annual Total ReturnsFor the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the highest historical individual U.S. federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
In certain instances, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	https://stocksnipsetfs.ai/
Performance Availability Phone [Text]	(215) 330-4476